Equity - Convertible Preferred Stock (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Beginning number of share	17,482,000	17,482,000
Decrease	(17,482,000)	0
Ending number of share	0	17,482,000